Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]	[StockholdersEquityTotalMember]	[NoncontrollingInterestMember]
Balance as of, Value at Dec. 31, 2009	$ 226,819		$ 213,235	$ (4,746)	$ 208,489	$ 18,330
Balance as of, Shares at Dec. 31, 2009		2,217,011
Net income (loss) for the year ended	1,641			132	132	1,509
Issuance of commons stock, value	28,526	1	28,525		28,526
Issuance of common stock, shares		1,796,333
Subsidiaries acquired, value	17,679		37,518		37,518	(19,839)
Subsidiaries acquired, shares		3,301,587
Stock Based Compensation	0
Balance as of, value at Dec. 31, 2010	274,665	1	279,278	(4,614)	274,665
Balance as of, shares at Dec. 31, 2010		7,314,931
Net income (loss) for the year ended	(197,756)			(197,756)	(197,756)
Issuance of non-vested shares, shares		3,332
Redemption of partial shares due to reverse stock split, shares		(601)
Stock Based Compensation	14		14		14
Balance as of, value at Dec. 31, 2011	76,923	1	279,292	(202,370)	76,923
Balance as of, shares at Dec. 31, 2011		7,317,662
Net income (loss) for the year ended	(193,768)			(193,768)	(193,768)
Issuance of commons stock, value	10,000		10,000		10,000
Issuance of common stock, shares		4,641,620
Stock Based Compensation	15		15		15
Sale of subsidiary to entity under common control	5,213		5,213		5,213
Balance as of, value at Dec. 31, 2012	$ (101,617)	$ 1	$ 294,520	$ (396,138)	$ (101,617)
Balance as of, shares at Dec. 31, 2012		11,959,282